Goodwill and Intangible Assets Gross Values And Amortization Of Intangible Assets - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 310,117	$ 310,117
Accumulated amortization	203,025	177,106
Definite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	302,767	302,767
Accumulated amortization	$ 203,025	177,106
Definite Lived Intangible Assets [Member] | Minimum
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years
Definite Lived Intangible Assets [Member] | Maximum
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	13 years
Definite Lived Intangible Assets [Member] | Unpaid Losses And Loss Expenses [Member]
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 191,196	191,196
Accumulated amortization	157,842	145,808
Definite Lived Intangible Assets [Member] | Renewal Rights [Member]
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	48,163	48,163
Accumulated amortization	23,404	18,226
Definite Lived Intangible Assets [Member] | Customer Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	63,408	63,408
Accumulated amortization	21,779	13,072
Indefinite Lived Intangible Assets [Member] | Insurance Licenses [Member]
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 7,350	$ 7,350